Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000256040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.94%	16.38%	10.26%
Russell 1000 Value Benchmark Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	13.93%	9.19%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%